CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value, (per share)	$ 0.001
Class A common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	28,750,000	0
Common shares, shares outstanding	28,750,000	0
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	28,750,000	0
Class B common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	7,187,500	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500	7,187,500